Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, balance	2,740,846	2,740,846	5,905,684
Weighted average exercise price, outstanding balance	$ 4.89	$ 4.89	$ 4.28
Number of options outstanding, Expired	(64,988)
Weighted average exercise price, expired		6.65	$ 6.27
Number of options outstanding, Forfeited	(51,054)		(870,776)
Weighted average exercise price, forfeited		6.77	$ 6.58
Number of options outstanding, balance	2,624,804		2,740,846
Weighted average exercise price, outstanding balance		$ 4.81	$ 4.89
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		6 years 3 months 18 days	6 years 10 months 24 days
Number of options, exercisable	2,413,418		2,382,697
Weighted average exercise price, exerciseable		$ 4.66	$ 4.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		6 years 3 months 18 days	6 years 9 months 18 days
Number of options outstanding, Granted			32,200
Weighted average exercise price, granted			$ 6.84
Number of options outstanding, Exercised		(373,031)	(1,797,841)
Weighted average exercise price, exercised			$ 1.69
Number of options outstanding, Expired			(528,421)